Accounts receivable - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021
Trade and other current receivables [abstract]
Fair value pricing adjustments	$ 2.3	$ 1.2